Group structure (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
List of subsidiary companies [Abstract]
Ownership interest	100.00%	100.00%
Ioneer USA Corporation [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer USA Corporation
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Ioneer Minerals Corporation [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Minerals Corporation
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Ioneer Holdings USA Inc. [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Holdings USA Inc.
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Ioneer Holdings Nevada Inc. [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Holdings Nevada Inc.
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Gerlach Gold LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Gerlach Gold LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Paradigm AZ LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Paradigm AZ LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	100.00%
Ioneer Rhyolite Ridge Holdings LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Rhyolite Ridge Holdings LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	0.00%
Ioneer Rhyolite Ridge Midco LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Rhyolite Ridge Midco LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	0.00%
Ioneer Rhyolite Ridge LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer Rhyolite Ridge LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	0.00%
Ioneer SLP LLC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	Ioneer SLP LLC
Country of incorporation	USA
Ownership interest	100.00%	100.00%	0.00%
ioneer Canada ULC [Member]
List of subsidiary companies [Abstract]
Name of subsidiary	ioneer Canada ULC
Country of incorporation	Canada
Ownership interest	100.00%	100.00%	0.00%